Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.24%
Communication services: 1.21%
Entertainment: 1.21%
Lions Gate Entertainment Class B †	342,376	$ 4,026,342
Zynga Incorporated Class A †	973,500	8,615,475
		12,641,817
Consumer discretionary: 9.64%
Auto components: 0.74%
Fox Factory Holding Corporation †	50,070	7,694,257
Diversified consumer services: 0.32%
WW International Incorporated †	155,640	3,369,606
Hotels, restaurants & leisure: 1.98%
International Game Technology plc †	535,653	11,511,183
Papa John's International Incorporated	72,243	9,213,150
		20,724,333
Household durables: 1.47%
Skyline Champion Corporation †	156,355	9,806,586
Traeger Incorporated †	219,242	5,511,744
		15,318,330
Leisure products: 1.31%
Callaway Golf Company †	204,543	5,739,477
Hayward Holdings Incorporated †	380,767	7,977,069
		13,716,546
Multiline retail: 0.61%
Ollie's Bargain Outlet Holdings Incorporated †	87,662	6,344,976
Specialty retail: 3.21%
American Eagle Outfitters Incorporated	240,526	7,340,854
Burlington Stores Incorporated †	25,501	7,637,294
Five Below Incorporated †	33,545	7,138,711
Monro Muffler Brake Incorporated	75,356	4,288,510
Sleep Number Corporation †	76,835	7,108,006
		33,513,375
Consumer staples: 2.47%
Beverages: 0.34%
ZEVIA PBC Class A †	254,411	3,515,960
Food & staples retailing: 1.10%
Performance Food Group Company †	229,955	11,548,340
Personal products: 1.03%
e.l.f. Beauty Incorporated †	346,240	10,716,128
Financials: 10.18%
Banks: 0.94%
Triumph Bancorp Incorporated †	118,578	9,749,483
See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Capital markets: 4.02%
Evercore Partners Incorporated Class A	68,628	$ 9,583,214
Focus Financial Partners Class A †	199,638	10,357,219
Open Lending Corporation Class A †	126,209	4,665,947
Stifel Financial Corporation	158,876	10,978,332
VIRTU Financial Incorporated Class A	260,948	6,388,007
		41,972,719
Insurance: 4.31%
BRP Group Incorporated Class A †	288,489	10,861,611
Goosehead Insurance Incorporated Class A	96,440	14,155,463
Palomar Holdings Incorporated †	131,855	11,840,579
Ryan Specialty Group Holdings Incorporated †«	248,223	8,169,019
		45,026,672
Thrifts & mortgage finance: 0.91%
Essent Group Limited	202,150	9,517,222
Health care: 26.08%
Biotechnology: 5.01%
Amicus Therapeutics Incorporated †	356,532	4,060,899
Arena Pharmaceuticals Incorporated †	68,719	3,636,609
Avid Bioservices Incorporated †	261,472	6,338,081
Blueprint Medicines Corporation †	71,044	6,626,274
Cytokinetics Incorporated †	170,067	5,607,109
Emergent BioSolutions Incorporated †	73,032	4,606,859
Insmed Incorporated †	185,401	5,198,644
Ionis Pharmaceuticals Incorporated †	80,227	3,189,826
Iovance Biotherapeutics Incorporated †	122,292	2,943,568
Mirati Therapeutics Incorporated †	32,231	5,470,568
Turning Point Therapeutics Incorporated †	61,022	4,699,914
		52,378,351
Health care equipment & supplies: 6.47%
Atricure Incorporated †	142,305	10,476,494
Axonics Modulation Technologies Incorporated †	175,620	13,167,988
Cerus Corporation †	756,851	4,881,689
Conmed Corporation	76,033	9,986,174
Haemonetics Corporation †	103,281	6,480,883
Novocure Limited †	22,146	2,972,215
Silk Road Medical Incorporated †	209,962	12,446,547
Tactile Systems Technology Class I †	159,853	7,110,261
		67,522,251
Health care providers & services: 3.76%
AMN Healthcare Services Incorporated †	106,866	12,131,427
HealthEquity Incorporated †	113,516	7,284,322
Oak Street Health Incorporated †	167,328	7,819,237
Privia Health Group Incorporated †	181,240	5,402,764
U.S. Physical Therapy Incorporated	56,133	6,590,014
		39,227,764
Health care technology: 4.47%
Allscripts Healthcare Solutions Incorporated †	455,922	7,002,962
Evolent Health Incorporated Class A †	313,487	7,699,241
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Health care technology (continued)
Omnicell Incorporated †	88,810	$ 13,789,529
OptimizeRx Corporation †	88,664	5,867,784
Phreesia Incorporated †	136,857	9,792,118
Tabula Rasa Healthcare Incorporated †	81,180	2,541,746
		46,693,380
Life sciences tools & services: 5.68%
Adaptive Biotechnologies Corporation †	160,889	5,843,488
Avantor Incorporated †	395,648	15,604,357
ICON plc ADR †	77,116	19,723,959
Syneos Health Incorporated †	195,140	18,105,089
		59,276,893
Pharmaceuticals: 0.69%
Axsome Therapeutics Incorporated †	68,957	1,770,816
Pacira Pharmaceuticals Incorporated †	91,305	5,413,473
		7,184,289
Industrials: 19.19%
Aerospace & defense: 1.28%
Kratos Defense & Security Solutions Incorporated †	276,597	6,837,478
Mercury Systems Incorporated †	130,015	6,550,156
		13,387,634
Airlines: 0.66%
Sun Country Airlines Holding †	213,907	6,928,448
Building products: 3.50%
A.O. Smith Corporation	53,385	3,882,157
Advanced Drainage Systems Incorporated	80,424	9,180,400
Masonite International Corporation †	87,454	10,466,495
PGT Incorporated †	252,482	5,360,193
The AZEK Company Incorporated †	179,564	7,629,674
		36,518,919
Commercial services & supplies: 1.07%
IAA Incorporated †	120,223	6,386,246
KAR Auction Services Incorporated †	284,524	4,811,301
		11,197,547
Construction & engineering: 0.46%
Dycom Industries Incorporated †	63,626	4,792,947
Electrical equipment: 0.74%
Atkore International Incorporated †	83,668	7,761,880
Machinery: 3.15%
Chart Industries Incorporated †	53,163	10,014,846
SPX Corporation †	189,831	11,860,641
Wabash National Corporation	327,371	5,087,345
Woodward Incorporated	48,719	5,892,076
		32,854,908
See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Paper & forest products: 0.63%
Boise Cascade Company	113,664	$ 6,575,462
Professional services: 5.67%
ASGN Incorporated †	141,923	15,922,341
Clarivate plc †	320,110	8,063,571
First Advantage Corporation †	318,260	7,221,319
FTI Consulting Incorporated †	50,260	7,021,825
ICF International Incorporated	121,845	11,412,003
KBR Incorporated	246,916	9,614,909
		59,255,968
Road & rail: 1.27%
Knight-Swift Transportation Holdings Incorporated	139,186	7,227,929
Schneider National Incorporated Class B	265,622	5,987,120
		13,215,049
Trading companies & distributors: 0.76%
Core & Main Incorporated †	288,564	7,915,311
Information technology: 23.41%
Communications equipment: 2.22%
Ciena Corporation †	237,022	13,541,067
Lumentum Holdings Incorporated †	110,762	9,596,420
		23,137,487
Electronic equipment, instruments & components: 1.37%
Itron Incorporated †	84,083	7,063,813
Par Technology Corporation †«	107,141	7,278,088
		14,341,901
IT services: 2.71%
EVO Payments Incorporated Class A †	280,285	7,130,450
LiveRamp Holdings Incorporated †	183,660	8,999,340
Verra Mobility Corporation †	422,045	6,545,918
WEX Incorporated †	30,557	5,609,348
		28,285,056
Semiconductors & semiconductor equipment: 4.73%
CMC Materials Incorporated	49,317	6,540,421
FormFactor Incorporated †	143,857	5,593,160
Onto Innovation Incorporated †	110,232	8,171,498
Silicon Motion Technology Corporation ADR	125,874	9,397,753
Synaptics Incorporated †	54,650	10,371,477
Teradyne Incorporated	76,223	9,256,521
		49,330,830
Software: 12.38%
Black Knight Incorporated †	138,127	10,452,070
Box Incorporated Class A †	448,175	11,553,952
Cornerstone OnDemand Incorporated †	158,660	9,091,218
CyberArk Software Limited †	64,608	10,850,268
Doubleverify Holdings Incorporated †	107,066	3,889,708
Mimecast Limited †	134,586	9,395,449
Nutanix Incorporated Class A †	229,133	8,457,299
Pagerduty Incorporated †	250,694	10,729,703
See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Software (continued)
PTC Incorporated †	128,023	$ 16,855,508
Sprout Social Incorporated Class A †	74,009	8,999,494
SS&C Technologies Holdings Incorporated	180,217	13,635,218
Zendesk Incorporated †	59,947	7,409,449
Zuora Incorporated †	469,069	7,964,792
		129,284,128
Materials: 2.73%
Chemicals: 1.96%
Element Solutions Incorporated	589,878	13,407,927
Orion Engineered Carbons SA †	400,600	7,078,602
		20,486,529
Metals & mining: 0.77%
Steel Dynamics Incorporated	119,386	8,057,361
Real estate: 1.33%
Equity REITs: 0.82%
Ryman Hospitality Properties Incorporated †	102,429	8,508,777
Real estate management & development: 0.51%
Compass Incorporated Class A †«	334,897	5,328,211
Total Common stocks (Cost $546,957,510)		1,004,817,045

	Expiration date
Rights: 0.00%
Communication services: 0.00%
Media: 0.00%
Media General Incorporated †♦	12-31-2021	347,897	0
Total Rights (Cost $0)			0

		Yield
Short-term investments: 5.40%
Investment companies: 5.40%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	17,601,911	17,601,911
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	38,812,696	38,812,696
Total Short-term investments (Cost $56,414,607)				56,414,607
Total investments in securities (Cost $603,372,117)	101.64%			1,061,231,652
Other assets and liabilities, net	(1.64)			(17,100,622)
Total net assets	100.00%			$1,044,131,030

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$21,935,055	$91,933,776	$(96,266,920)	$0	$0	$17,601,911	17,601,911	$1,165#
Wells Fargo Government Money Market Fund Select Class	40,275,255	121,811,322	(123,273,881)	0	0	38,812,696	38,812,696	1,763
				$0	$0	$56,414,607		$2,928

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Small Company Growth Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Small Company Growth Portfolio  |  7

Notes to portfolio of investments—August 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,641,817	$0	$0	$12,641,817
Consumer discretionary	100,681,423	0	0	100,681,423
Consumer staples	25,780,428	0	0	25,780,428
Financials	106,266,096	0	0	106,266,096
Health care	272,282,928	0	0	272,282,928
Industrials	200,404,073	0	0	200,404,073
Information technology	244,379,402	0	0	244,379,402
Materials	28,543,890	0	0	28,543,890
Real estate	13,836,988	0	0	13,836,988
Rights
Communication services	0	0	0	0
Short-term investments
Investment companies	56,414,607	0	0	56,414,607
Total assets	$1,061,231,652	$0	$0	$1,061,231,652
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Small Company Growth Portfolio